SUMMARY OF ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of carrying value and fair value of the Corporation's financial instruments

	2012		2011
	Carrying	Fair	Carrying	Fair
	value	value	value	value
	(In thousands)
Financial assets
Cash and cash equivalents	$25,114	$25,114	$45,140	$45,140
Investment securities	195,963	195,963	121,042	121,042
Mortgage-backed securities	9,610	9,801	11,626	11,774
Loans receivable – net and loans held for sale	340,414	381,018	384,296	404,595
Accrued interest receivable	2,264	2,264	2,139	2,139
Federal Home Loan Bank stock	8,651	8,651	8,366	8,366

	$582,016	$622,811	$572,609	$593,056

Financial liabilities
Deposits	$490,646	$490,017	$492,321	$492,286
Advances from the Federal Home Loan Bank	24,314	24,920	31,327	32,429
Accrued interest payable	90	90	118	118
Advances by borrowers for taxes and insurance	2,331	2,331	2,464	2,464

	$517,381	$517,358	$526,230	$527,297

Schedule of weighted average number of shares outstanding

	December 31,
	2012	2011	2010

Weighted-average common shares outstanding (basic)	7,415,768	8,757,880	8,723,463

Dilutive effect of assumed exercise of stock options	6,251	8,391	8,441

Weighted-average common shares outstanding (diluted)	7,422,019	8,766,271	8,731,904

Schedule of unvested stock awards

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2010	23,940	$3.52
Awarded	4,400	5.30
Vested	(7,500)	3.22
Unvested at December 31, 2011	20,840	$4.00

		Weighted Average Fair Value
	Shares	on Award Date
Unvested at December 31, 2011	20,840	$4.00
Stock Conversion	(2,980)	-
Awarded	5,600	1.28
Vested	(6,143)	3.52
Unvested at December 31, 2012	17,317	$3.29

Schedule of corporation's stock option plan

	2012		2011		2010
		Weighted-		Weighted-		Weighted-
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price

Outstanding at beginning of year	425,600	$11.10	421,200	$11.05	412,340	$11.17
Stock conversion	(60,861)	1.76	-	-	-	-
Granted	5,600	8.30	4,400	9.04	8,860	8.07
Exercised	-	-	-	-	-	-
Forfeited	-	-	-	-	-	-
Outstanding at end of year	370,339	$12.80	425,600	$11.10	421,200	$11.05

Options exercisable at year-end	353,022	$12.96	404,760	$11.14	397,260	$11.16

Fair value of options granted during the year		$1.28		$5.30		$4.83
Weighted average remaining vesting period		2 months		2 months		2 months

Schedule of stock options outstanding

Number outstanding	370,339
Exercise price	$8.30 - $15.90
Weighted-average exercise price	$12.96
Weighted-average remaining contractual life	2.9 years

The following information applies to options outstanding at December 31, 2011:

Number outstanding	425,600
Exercise price	$8.07 - $13.63
Weighted-average exercise price	$11.14
Weighted-average remaining contractual life	3.8 years

Schedule of available for sale securities

	Quoted prices
	in active	Significant	Significant
	markets for	other	other
	identical	observable	unobservable
	assets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)

Securities available for sale at December 31, 2012:
U.S. Government agency securities	-	$192,705	-
Municipal obligations	-	$3,258	-
Mortgage-backed securities	-	$6,029	-

Securities available for sale at December 31, 2011:
U.S. Government agency securities	-	$117,871	-
Municipal obligations	-	$3,171	-
Mortgage-backed securities	-	$7,459	-